CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2020 (Unaudited)
	Amount/
	Shares	Value
Asset Backed Securities - 2.80%
Transportation and Warehousing - 2.80%
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
2013-1, 4.950%, 07/15/2023	4,099,373	3,889,628
Total Asset Backed Securities (Cost $3,695,710)		3,889,628

Bank Loans - 19.89%
Accommodation and Food Services - 1.23%
Eldorado Resorts, Inc.
3.250% (1 Month LIBOR + 2.250%), 04/17/2024 (a)	1,723,000	1,716,004
Administrative and Support and Waste Management and Remediation Services - 2.66%
Advanced Disposal Services, Inc.
3.000% (1 Month LIBOR + 2.250%), 11/10/2023 (a)	3,626,372	3,593,626
Monitronics International, Inc.
7.750% (1 Month LIBOR + 6.500%), 03/29/2024 (a)	137,446	106,091
		3,699,717
Construction - 2.04%
McDermott Technology Americas, Inc.
10.000% (3 Month Base Rate + 9.000%), 10/21/2020 (a)	1,928,000	1,928,000
10.000% (3 Month Base Rate + 9.000%), 10/21/2020 (a)	908,000	908,000
		2,836,000
Information - 4.67%
Cincinnati Bell, Inc.
4.250% (1 Month LIBOR + 3.250%), 10/02/2024 (a)	3,370,349	3,339,039
Intelsat Jackson Holdings
6.500% (3 Month LIBOR + 5.500%), 07/13/2021 (a)	662,000	673,794
Internap Holding LLC
7.500% (1 Month LIBOR + 6.500%), 05/08/2025 (a)	46,206	25,413
Windstream Services LLC
2.680% (1 Month LIBOR + 2.500%), 02/26/2021 (a)	2,489,552	2,459,988
		6,498,234
Manufacturing - 2.03%
Trico Group LLC
8.000% (3 Month LIBOR + 7.000%), 02/02/2024 (a)	2,916,407	2,821,624
Mining, Quarrying, and Oil and Gas Extraction - 0.48%
Crestwood Holdings LLC
7.700% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	112,627	76,246
Fieldwood Energy LLC
6.250% (3 Month LIBOR + 5.250%), 04/11/2022 (a)(b)	2,947,000	586,954
		663,200
Retail Trade - 0.39%
Party City Holdings, Inc.
3.250% (1 Month LIBOR + 2.500%), 08/19/2022 (a)	1,134,420	549,797
Utilities - 5.94%
Pacific Gas and Electric Co.
2.440% (1 Month LIBOR + 2.250%), 12/31/2020 (a)	8,274,000	8,256,749

Wholesale Trade - 0.45%
Chefs' Warehouse
6.500% (1 Month LIBOR + 5.500%), 06/22/2025 (a)	665,000	621,775
Total Bank Loans (Cost $29,959,792)		27,663,100

Commercial Paper - 3.58%
Manufacturing - 1.66%
The Dow Chemical Co.
1.211%, 08/24/2020 (c)	2,313,000	2,311,417
Retail Trade - 1.92%
Walgreens Boots Alliance, Inc.
0.601%, 08/13/2020 (c)	2,669,000	2,667,121
Total Commercial Paper (Cost $4,975,924)		4,978,538

Common Stocks - 0.00%(†)
Information - 0.00%(†)
Internap Holding LLC	10,237	307
Total Common Stocks (Cost $1,094)		307

Convertible Bonds - 2.10%
Real Estate and Rental and Leasing - 1.21%
CTO Realty Growth, Inc.
3.875%, 04/15/2025 (d)	2,084,000	1,692,708
Transportation and Warehousing - 0.89%
Ship Finance International Ltd.
5.750%, 10/15/2021 (e)	1,295,000	1,234,799
Total Convertible Bonds (Cost $3,376,325)		2,927,507

Corporate Bonds - 63.30%
Accommodation and Food Services - 0.56%
Eldorado Resorts, Inc.
7.000%, 08/01/2023	759,000	786,434
Administrative and Support and Waste Management and Remediation Services - 2.34%
APX Group, Inc.
7.875%, 12/01/2022	1,206,000	1,203,727
Expedia Group, Inc.
5.950%, 08/15/2020	2,048,000	2,054,060
		3,257,787
Arts, Entertainment, and Recreation - 0.16%
Gaming Innovation Group PLC
9.069% (3 Month STIBOR + 9.000%), 06/28/2022 (e)(f)	2,250,000	217,317
Construction - 1.79%
Great Lakes Dredge & Dock Corp.
8.000%, 05/15/2022	2,420,000	2,489,006
Educational Services - 1.60%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
9.000% (3 Month LIBOR + 8.000%), 12/22/2024 (d)	2,280,000	2,228,700
Finance and Insurance - 2.97%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/2022	1,319,000	1,325,233
INTL FCStone, Inc.
8.625%, 06/15/2025 (d)	2,377,000	2,486,948
VNV Global Ltd.
5.750%, 10/04/2022 (e)(f)	2,960,000	319,246
		4,131,427

Health Care and Social Assistance - 4.04%
DaVita, Inc.
5.125%, 07/15/2024	5,521,000	5,623,139
Information - 21.49%
Azerion Holding BV
8.500% (3 Month EURIBOR + 8.500%), 03/17/2023 (e)(g)	630,000	700,610
Bulk Industrier AS
6.610%, 07/14/2023 (e)(h)	16,600,000	1,724,631
Catena Media PLC
5.500% (3 Month EURIBOR + 5.500%), 03/02/2021 (e)(g)	200,000	220,205
CentralNic Group PLC
7.000% (3 Month EURIBOR + 7.000%), 07/03/2023 (e)(g)	592,000	668,434
CSC Holdings LLC
5.375%, 07/15/2023 (d)	427,000	433,490
7.750%, 07/15/2025 (d)	2,838,000	2,960,630
DISH DBS Corp.
6.750%, 06/01/2021	1,323,000	1,349,989
Equinix, Inc.
5.875%, 01/15/2026	2,001,000	2,110,475
HC2 Holdings, Inc.
11.500%, 12/01/2021 (d)	1,988,000	1,899,782
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,226,000	1,227,483
Linkem S.p.A.
7.000% (3 Month EURIBOR + 7.000%), 08/05/2022 (e)(g)	3,044,000	3,365,541
Netflix, Inc.
5.375%, 02/01/2021	696,000	713,616
NortonLifeLock, Inc.
4.200%, 09/15/2020	610,000	611,525
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (d)	1,048,000	1,057,091
4.625%, 05/15/2023 (d)	319,000	321,586
5.375%, 04/15/2025 (d)	95,000	97,812
Sprint Communications, Inc.
7.000%, 08/15/2020	6,047,000	6,080,198
TEGNA, Inc.
4.875%, 09/15/2021 (d)	2,275,000	2,280,835
T-Mobile USA, Inc.
6.000%, 03/01/2023	1,050,000	1,056,164
Univision Communications, Inc.
5.125%, 05/15/2023 (d)	218,000	220,687
VeriSign, Inc.
4.625%, 05/01/2023	789,000	795,987
		29,896,771
Manufacturing - 11.65%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (d)(e)	2,256,000	2,272,683
Briggs & Stratton Corp.
6.875%, 12/15/2020 (b)	337,000	110,789
Dell International LLC / EMC Corp.
5.850%, 07/15/2025 (d)	1,134,000	1,304,898

EMC Corp.
5.875%, 06/15/2021 (d)	4,002,000	4,009,464
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (b)(e)(g)	200,000	158,132
FXI Holdings, Inc.
7.875%, 11/01/2024 (d)	1,571,000	1,355,954
NCR Corp.
5.000%, 07/15/2022	2,920,000	2,920,920
PQ Corp.
6.750%, 11/15/2022 (d)	2,222,000	2,264,440
SB Holdco PLC
8.000% (3 Month EURIBOR + 8.000%), 07/13/2022 (e)(g)	200,000	221,328
Welbilt, Inc.
9.500%, 02/15/2024	570,000	544,350
Xerox Corp.
3.500%, 08/20/2020	814,000	817,695
2.750%, 09/01/2020	219,000	219,243
		16,199,896
Mining, Quarrying, and Oil and Gas Extraction - 2.25%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (d)(e)	1,404,000	1,438,208
CNX Resources Corp.
5.875%, 04/15/2022	665,000	658,333
Sesi LLC
7.125%, 12/15/2021 (d)	2,333,000	1,032,353
		3,128,894
Real Estate and Rental and Leasing - 3.67%
Realogy Group LLC
5.250%, 12/01/2021 (d)	5,032,000	5,102,448
Retail Trade - 0.59%
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	1,032,000	815,982
Transportation and Warehousing - 4.72%
Borealis Finance LLC
7.500%, 11/16/2022 (e)	898,000	703,596
Delta Air Lines, Inc.
3.400%, 04/19/2021	998,000	970,731
MPC Container Ships Invest BV
5.056% (3 Month LIBOR + 4.750%), 09/22/2022 (e)	900,000	681,750
Navios South American Logistics Inc / Navios Logistics Finance US, Inc.
7.250%, 05/01/2022 (d)(e)	644,000	645,620
Royal Caribbean Cruises Ltd.
2.650%, 11/28/2020 (e)	831,000	806,277
Stolt-Nielsen Ltd.
4.880% (3 Month NIBOR + 4.500%), 06/29/2023 (e)(h)	26,500,000	2,757,553
		6,565,527

Utilities - 2.31%
Calpine Corp.
5.750%, 01/15/2025	1,850,000	1,873,893
Pacific Gas and Electric Co.
2.480% (3 Month LIBOR + 1.480%), 06/16/2022	665,000	666,142
1.750%, 06/16/2022	665,000	667,726
		3,207,761
Wholesale Trade - 3.16%
Anixter, Inc.
5.125%, 10/01/2021	651,000	685,568
CITGO Petroleum Corp.
6.250%, 08/15/2022 (d)	3,108,000	3,098,319
WESCO Distribution, Inc.
5.375%, 12/15/2021	607,000	608,988
		4,392,875
Total Corporate Bonds (Cost $89,113,733)		88,043,964

Special Purpose Acquisition Vehicles - 3.63%
RMG Acquisition Corp. (i)	100	1,023
Subversive Capital Acquisition Corp. (e)(i)	506,664	5,041,307
Total Special Purpose Acquisition Vehicles (Cost $4,849,177)		5,042,330

Money Market Funds - 4.38%
First American Government Obligations Fund - Class X, 0.088% (j)	23,807	23,807
First American Treasury Obligations Fund - Class X, 0.084% (j)	6,069,442	6,069,442
Total Money Market Funds (Cost $6,093,249)		6,093,249

Total Investments (Cost $142,065,004) - 99.68%		138,638,623
Other Assets in Excess of Liabilities - 0.32%		448,127
Total Net Assets - 100.00%		$139,086,750

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.
(a)	Variable rate security. The rate shown represents the rate at June 30, 2020.
(b)	Represents a security in default.
(c)	Zero coupon security. The effective yield is listed.
(d)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(e)	Foreign issued security.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Principal amount denominated in Norwegian Krone.
(i)	Non-income producing security.
(j)	Seven day yield as of June 30, 2020.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities; intended to reflect the interest rate level a bank requires for unsecured money market lending in to another bank.

STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Low Duration High Yield Fund (the "Fund") represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital with a low duration mandate.  The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares.  As of June 30, 2020, only the Institutional Class was operational.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”), the Fund's investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$3,889,628	$-	$3,889,628
Bank Loans	-	27,663,100	-	27,663,100
Commercial Paper	-	4,978,538	-	4,978,538
Common Stocks	-	-	307	307
Convertible Bonds	-	2,927,507	-	2,927,507
Corporate Bonds	-	88,043,964	-	88,043,964
Special Purpose Acquisition Companies	1,023	5,041,307	-	5,042,330
Money Market Fund	6,093,249	-	-	6,093,249
Total Assets	$6,094,272	$132,544,044	$307	$138,638,623

(1) See the Schedule of Investments for industry classifications.

The Fund measures Level 3 securities as of the beginning and end of each financial reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Beginning Balance - October 1, 2019	$-
Purchases	1,094
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	(787)
Transfer in/(out) of Level 3	-
Ending Balance - June 30, 2020	$307

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020:

Description	Fair Value June 30, 2020	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$307	Company-specific information	Market assessment	$0.03

* Table presents information for one security, which has been valued at $0.03 throughout the period.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended June 30, 2020.